UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8644
The Coventry Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.
Free Enterprise Action Fund
Schedule of Portfolio Investments
March 31, 2007
(Unaudited)

	Shares	Value
Common Stocks — 96.5%
Advertising — 0.2%
Interpublic Group of Companies, Inc. *	376	$4,629
Monster Worldwide, Inc. *	108	5,116
Omnicom Group, Inc.	144	14,742

		24,487

Aerospace & Defense — 2.1%
Boeing Co.	672	59,748
General Dynamics Corp.	342	26,129
Goodrich Corp.	106	5,457
Lockheed Martin Corp.	301	29,203
Northrop Grumman Corp.	291	21,598
Raytheon Co.	379	19,882
Rockwell Collins, Inc.	143	9,571
United Technologies Corp.	853	55,445

		227,033

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	555	20,369
Monsanto Co.	458	25,171

		45,540

Airlines — 0.1%
Southwest Airlines Co.	665	9,776

Apparel/Footwear — 0.5%
Coach, Inc. *	311	15,565
Gap, Inc.	451	7,762
Limited Brands, Inc.	286	7,453
Liz Claiborne, Inc.	87	3,728
NIKE, Inc. — Class B	160	17,001
V.F. Corp.	75	6,197

		57,706

Automotive — 0.7%
AutoZone, Inc. *	44	5,638
Cummins, Inc.	44	6,368
Ford Motor Co.	1,590	12,545
General Motors Corp.	475	14,554
Genuine Parts Co.	145	7,105
Johnson Controls, Inc.	166	15,706
PACCAR, Inc.	209	15,341

		77,257

Banks — 9.6%
Bank of America Corp.	3,814	194,591
Bank of New York Company, Inc.	645	26,155
BB&T Corp.	453	18,582
Citigroup, Inc.	4,150	213,062
Comerica, Inc.	135	7,981
Commerce Bancorp, Inc.	158	5,274
Compass Bancshares, Inc.	110	7,568
Fifth Third Bancorp	470	18,184
First Horizon National Corp.	105	4,361
Huntington Bancshares, Inc.	201	4,392
JPMorgan Chase & Co.	2,924	141,463
KeyCorp	341	12,777

	Shares	Value
M&T Bank Corp.	66	7,645
Marshall & Ilsley Corp.	214	9,910
Mellon Financial Corp.	348	15,013
National City Corp.	513	19,109
Northern Trust Corp.	158	9,502
PNC Financial Services Group, Inc.	248	17,849
Regions Financial Corp.	614	21,717
State Street Corp.	280	18,130
SunTrust Banks, Inc.	306	25,410
Synovus Financial Corp.	272	8,796
U.S. Bancorp	1,493	52,210
Wachovia Corp.	1,612	88,741
Wells Fargo & Co.	2,846	97,988
Zions Bancorp.	89	7,522

		1,053,932

Biotechnology — 1.1%
Amgen, Inc. *	985	55,042
Biogen Idec, Inc. *	289	12,826
Genzyme Corp. *	221	13,264
Gilead Sciences, Inc. *	388	29,682
MedImmune, Inc. *	201	7,314

		118,128

Brokerage Services — 2.5%
Bear Stearns Companies, Inc.	101	15,185
Charles Schwab Corp.	873	15,967
Goldman Sachs Group, Inc.	363	75,007
Lehman Brothers Holdings, Inc.	452	31,672
Merrill Lynch & Company, Inc.	749	61,171
Morgan Stanley	903	71,120

		270,122

Building Materials — 0.2%
American Standard Companies, Inc.	148	7,847
Masco Corp.	335	9,179
Vulcan Materials Co.	81	9,435

		26,461

Casino Services — 0.2%
Harrah’s Entertainment, Inc.	157	13,259
International Game Technology, Inc.	287	11,589

		24,848

Chemicals — 1.0%
Dow Chemical Co.	813	37,284
E.I. du Pont de Nemours & Co.	776	38,358
Eastman Chemical Co.	70	4,433
Ecolab, Inc.	151	6,493
PPG Industries, Inc.	139	9,773
Rohm & Haas Co.	121	6,258
Sigma-Aldrich Corp.	111	4,609

		107,208

Commercial Services — 0.1%
Cintas Corp.	116	4,188
Paychex, Inc.	287	10,868

		15,056

Computer Software & Services — 3.7%
Adobe Systems, Inc. *	487	20,308
Affiliated Computer Services, Inc. *	98	5,770
Autodesk, Inc. *	197	7,407
Automatic Data Processing, Inc.	468	22,651
BMC Software, Inc. *	172	5,296

	Shares	Value
CA, Inc.	347	8,991
Citrix Systems, Inc. *	155	4,965
Cognizant Technology Solutions Corp. — Class A *	120	10,592
Electronic Arts, Inc. *	259	13,043
First Data Corp.	646	17,377
Fiserv, Inc. *	147	7,800
Intuit, Inc. *	291	7,962
Microsoft Corp.	7,281	202,922
Oracle Corp. *	3,409	61,805
SanDisk Corp. *	189	8,278

		405,167

Computers & Peripherals — 5.0%
Apple Computer, Inc. *	724	67,267
Cisco Systems, Inc. *	5,146	131,377
Computer Sciences Corp. *	146	7,611
Dell, Inc. *	1,918	44,517
Electronic Data Systems Corp.	436	12,068
EMC Corp. *	1,935	26,800
Hewlett-Packard Co.	2,308	92,643
IBM Corp.	1,282	120,841
Lexmark International, Inc. — Class A *	84	4,911
NCR Corp. *	153	7,309
Network Appliance, Inc. *	313	11,431
Sun Microsystems, Inc. *	2,966	17,826

		544,601

Construction — 0.2%
D. R. Horton, Inc.	231	5,082
Fluor Corp.	75	6,729
Lennar Corp. — Class A	117	4,939

		16,750

Consumer Products — 2.5%
Avon Products, Inc.	377	14,047
Colgate-Palmolive Co.	435	29,054
Fortune Brands Inc.	128	10,089
Kimberly-Clark Corp.	386	26,437
Newell Rubbermaid, Inc.	233	7,244
Procter & Gamble Co.	2,678	169,142
The Clorox Co.	128	8,152
The Estee Lauder Cos., Inc. — Class A	108	5,276

		269,441

Containers — 0.1%
Ball Corp.	87	3,989
Pactiv Corp. *	188	6,343
Sealed Air Corp.	136	4,298

		14,630

Cruise Lines — 0.2%
Carnival Corp.	377	17,666

Diversified Manufacturing Operations — 5.0%
3M Co.	633	48,380
Cooper Industries Ltd. — Class A	156	7,018
Danaher Corp.	200	14,290
Dover Corp.	173	8,444
Eaton Corp.	127	10,612
General Electric Co.	8,690	307,278
Honeywell International, Inc.	692	31,874
Illinois Tool Works, Inc.	357	18,421
Ingersoll-Rand Company Ltd. — Class A	270	11,710
ITT Industries, Inc.	156	9,410

	Shares	Value
Leggett & Platt, Inc.	152	3,446
Pall Corp.	105	3,990
Parker Hannifin Corp.	102	8,804
Textron, Inc.	106	9,519
Tyco International Ltd.	1,700	53,635

		546,831

Electronics — 0.7%
Agilent Technologies, Inc. *	344	11,589
Emerson Electric Co.	687	29,604
Harman International Industries, Inc.	54	5,188
Jabil Circuit, Inc.	157	3,361
L-3 Communications Holdings, Inc.	105	9,184
Molex, Inc.	120	3,384
Rockwell Automation, Inc.	148	8,861
W.W. Grainger, Inc.	63	4,866

		76,037

Financial Services — 3.1%
AMBAC Financial Group, Inc.	88	7,602
American Express Co.	1,026	57,866
Ameriprise Financial, Inc.	206	11,771
Capital One Financial Corp.	346	26,109
Chicago Mercantile Exchange Holdings, Inc. — Class A	30	15,974
CIT Group, Inc.	168	8,891
Countrywide Financial Corp.	514	17,291
E*TRADE Financial Corp. *	362	7,682
Equifax, Inc.	108	3,937
Fannie Mae	816	44,537
Fidelity National Information Services, Inc.	137	6,228
Franklin Resources, Inc.	141	17,037
Freddie Mac	583	34,683
H&R Block, Inc.	271	5,702
Janus Capital Group, Inc.	174	3,638
Legg Mason, Inc.	111	10,457
MBIA, Inc.	113	7,400
Moody’s Corp.	199	12,350
SLM Corp.	344	14,070
T. Rowe Price Group, Inc.	222	10,476
Western Union Co.	646	14,180

		337,881

Food & Beverages — 2.9%
Anheuser-Busch Companies, Inc.	648	32,698
Brown-Forman Corp. — Class B	67	4,393
Campbell Soup Co.	193	7,517
Coca-Cola Co.	1,721	82,609
Coca-Cola Enterprises, Inc.	232	4,698
ConAgra Foods, Inc.	429	10,686
Constellation Brands, Inc. — Class A *	179	3,791
Dean Foods Co. *	111	5,188
General Mills, Inc.	296	17,233
H.J. Heinz Co.	279	13,146
Hershey Foods Corp.	147	8,035
Kellogg Co.	211	10,852
McCormick & Co.	112	4,314
PepsiCo, Inc.	1,389	88,286
Sara Lee Corp.	637	10,778
The Pepsi Bottling Group, Inc.	115	3,667
Tyson Foods, Inc. — Class A	212	4,115
Wm. Wrigley Jr. Co.	184	9,371

	Shares	Value
		321,377

Food Distributors, Supermarkets & Wholesalers — 0.6%
Kroger Co.	609	17,204
Safeway, Inc.	374	13,703
SUPERVALU, Inc.	177	6,915
Sysco Corp.	524	17,728
Whole Foods Market, Inc.	121	5,427

		60,977

Forest Products & Paper — 0.4%
International Paper Co.	385	14,014
MeadWestvaco Corp.	154	4,749
Temple-Inland, Inc.	90	5,377
Weyerhaeuser Co.	206	15,396

		39,536

Health Care — 1.6%
Aetna, Inc.	458	20,056
Coventry Health Care, Inc. *	132	7,399
Express Scripts, Inc. *	116	9,364
Humana, Inc. *	139	8,065
McKesson Corp.	251	14,694
Medco Health Solutions, Inc. *	246	17,842
UnitedHealth Group, Inc.	1,137	60,226
WellPoint, Inc. *	524	42,496

		180,142

Homebuilders — 0.1%
Centex Corp.	101	4,220
KB Home	67	2,859
Pulte Homes, Inc.	180	4,762

		11,841

Hospitals — 0.0%
Health Management Associates, Inc. — Class A	206	2,239

Hotels & Motels — 0.4%
Hilton Hotels Corp.	328	11,795
Marriott International, Inc. — Class A	290	14,198
Starwood Hotels & Resorts Worldwide, Inc.	183	11,868
Wyndham Worldwide Corp. *	169	5,771

		43,632

Household Appliances — 0.1%
Whirlpool Corp.	66	5,604

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	185	13,670
Praxair, Inc.	273	17,188

		30,858

Instruments — Scientific — 0.2%
Applera Corp. — Applied Biosystems Group	155	4,583
Thermo Fisher Scientific, Inc. *	342	15,989
Waters Corp. *	87	5,046

		25,618

Insurance — 4.7%
ACE Ltd.	274	15,634
AFLAC, Inc.	419	19,718
Allstate Corp.	531	31,892
American International Group, Inc.	2,190	147,212
Aon Corp.	263	9,983
Chubb Corp.	346	17,878
CIGNA Corp.	87	12,411
Cincinnati Financial Corp.	146	6,190
Genworth Financial, Inc. — Class A	382	13,347

	Shares	Value
Hartford Financial Services Group, Inc.	258	24,660
Lincoln National Corp.	243	16,473
Loews Corp.	386	17,536
Marsh & McLennan Companies, Inc.	465	13,620
MetLife, Inc.	640	40,416
MGIC Investment Corp.	70	4,124
Principal Financial Group, Inc.	228	13,650
Progressive Corp.	650	14,183
Prudential Financial, Inc.	406	36,646
SAFECO Corp.	88	5,846
The Travelers Companies, Inc.	582	30,130
Torchmark Corp.	84	5,510
Unum Group	289	6,656
XL Capital Ltd. — Class A	152	10,634

		514,349

Internet Business Services — 0.7%
Amazon.com, Inc. *	265	10,544
eBay, Inc. *	990	32,819
IAC/InterActiveCorp. *	189	7,127
Juniper Networks, Inc. *	478	9,407
Symantec Corp. *	824	14,255
VeriSign, Inc. *	208	5,225

		79,377

Machinery — 0.5%
Caterpillar, Inc.	552	37,001
Deere & Co.	196	21,293

		58,294

Medical - Drugs — 5.0%
Abbott Laboratories	1,292	72,094
Allergan, Inc.	128	14,185
Barr Pharmaceuticals, Inc. *	90	4,172
Bristol-Myers Squibb Co.	1,656	45,971
Celgene Corp. *	312	16,368
Eli Lilly & Co.	829	44,526
Forest Laboratories, Inc. *	269	13,837
Hospira, Inc. *	131	5,358
King Pharmaceuticals, Inc. *	208	4,091
Merck & Company, Inc.	1,834	81,008
Mylan Laboratories, Inc.	177	3,742
Pfizer, Inc.	6,120	154,590
Schering-Plough Corp.	1,247	31,811
Wyeth	1,136	56,834

		548,587

Medical Information Systems — 0.0%
IMS Health, Inc.	170	5,042

Medical Labs & Testing Services — 0.1%
Laboratory Corporation of America Holdings *	106	7,699
Quest Diagnostics, Inc.	135	6,732

		14,431

Medical Products — 3.2%
AmerisourceBergen Corp.	168	8,862
Baxter International, Inc.	551	29,021
Becton Dickinson & Co.	207	15,916
Biomet, Inc.	205	8,710
Boston Scientific Corp. *	998	14,511
C.R. Bard, Inc.	87	6,917
Cardinal Health, Inc.	343	25,022
Johnson & Johnson	2,464	148,482

	Shares	Value
Medtronic, Inc.	969	47,539
Patterson Cos., Inc *	117	4,152
St. Jude Medical, Inc. *	297	11,170
Stryker Corp.	251	16,646
Zimmer Holdings, Inc. *	204	17,424

		354,372

Metals & Mining — 0.5%
Alcoa, Inc.	734	24,883
Freeport-McMoRan Copper & Gold, Inc. — Class B	284	18,792
Newmont Mining Corp.	381	15,998

		59,673

Motorcycles — 0.1%
Harley-Davidson, Inc.	223	13,101

Multimedia — 2.9%
CBS Corp. — Class B	658	20,128
Clear Channel Communications, Inc.	419	14,682
Comcast Corp. — Class A *	2,539	65,887
News Corp. — Class A	1,971	45,570
The DIRECTV Group, Inc. *	646	14,903
The E.W. Scripps Co. — Class A	70	3,128
Time Warner, Inc.	3,412	67,284
Viacom, Inc. — Class B *	597	24,543
Walt Disney Co.	1,756	60,459

		316,584

Newspapers — 0.1%
Gannett Company, Inc.	199	11,201
Tribune Co.	160	5,138

		16,339

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	457	15,725

Office Equipment & Supplies — 0.5%
Avery Dennison Corp.	78	5,012
Office Depot, Inc. *	238	8,363
Pitney Bowes, Inc.	188	8,533
Staples, Inc.	614	15,867
Xerox Corp. *	825	13,934

		51,709

Oil & Gas — 9.5%
Anadarko Petroleum Corp.	391	16,805
Apache Corp.	278	19,655
Ashland, Inc.	52	3,411
Baker Hughes, Inc.	277	18,318
BJ Services Co.	254	7,087
Chesapeake Energy Corp.	327	10,098
ChevronTexaco Corp.	1,857	137,344
ConocoPhillips	1,389	94,938
Devon Energy Corp.	375	25,958
El Paso Corp.	583	8,436
EOG Resources, Inc.	206	14,696
Exxon Mobil Corp.	5,015	378,382
Halliburton Co.	870	27,614
Hess Corp.	208	11,538
Marathon Oil Corp.	302	29,847
Murphy Oil Corp.	158	8,437
Nabors Industries Ltd. *	266	7,892
National-Oilwell Varco, Inc. *	148	11,513
Noble Corp.	115	9,048
Occidental Petroleum Corp.	730	35,996

	Shares	Value
Rowan Cos., Inc.	94	3,052
Schlumberger Ltd.	1,001	69,169
Smith International, Inc.	169	8,120
Sunoco, Inc.	106	7,467
Transocean, Inc. *	247	20,180
Valero Energy Corp.	518	33,406
Weatherford International Ltd. *	291	13,124
XTO Energy, Inc.	311	17,046

		1,048,577

Paints & Coatings — 0.1%
Sherwin-Williams Co.	96	6,340

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	243	5,482

Pipelines — 0.4%
Kinder Morgan, Inc.	91	9,687
Questar Corp.	72	6,423
Spectra Energy Corp.	527	13,844
Williams Companies, Inc.	502	14,287

		44,241

Printing & Publishing — 0.2%
McGraw-Hill Companies, Inc.	296	18,612
R.R. Donnelley & Sons Co.	181	6,623

		25,235

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	305	24,531
CSX Corp.	373	14,939
Norfolk Southern Corp.	320	16,192
Union Pacific Corp.	228	23,153

		78,815

Real Estate — 0.1%
CB Richard Ellis Group, Inc. — Class A *	155	5,298
Realogy Corp. *	182	5,389

		10,687

Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co. — Class A	82	4,731
Archstone-Smith Trust	182	9,879
Boston Properties, Inc.	97	11,388
Equity Residential	245	11,816
Kimco Realty Corp.	185	9,017
Plum Creek Timber Co, Inc.	152	5,992
ProLogis	208	13,505
Public Storage, Inc.	103	9,751
Simon Property Group, Inc.	187	20,804
Vornado Realty Trust	104	12,411

		109,294

Restaurants — 0.8%
Darden Restaurants, Inc.	123	5,066
McDonald’s Corp.	1,037	46,717
Starbucks Corp. *	637	19,976
Yum! Brands, Inc.	230	13,285

		85,044

Retail — 4.4%
Bed Bath & Beyond, Inc. *	238	9,560
Best Buy Company, Inc.	344	16,760
Costco Wholesale Corp.	395	21,267
CVS Corp.	1,298	44,309
Dollar General Corp.	262	5,541
Family Dollar Stores, Inc.	127	3,762

	Shares	Value
Federated Department Stores, Inc.	460	20,723
Home Depot, Inc.	1,743	64,038
J.C. Penney Company, Inc.	188	15,446
Kohl’s Corp. *	276	21,144
Lowe’s Companies, Inc.	1,293	40,717
Nordstrom, Inc.	193	10,217
Sears Holding Corp. *	70	12,611
Target Corp.	725	42,964
Tiffany & Co.	115	5,230
TJX Companies, Inc.	381	10,272
Wal-Mart Stores, Inc.	2,077	97,515
Walgreen Co.	849	38,961

		481,037

Savings & Loans — 0.4%
Sovereign Bancorp, Inc.	301	7,657
Washington Mutual, Inc.	810	32,708

		40,365

Schools — 0.0%
Apollo Group, Inc. — Class A *	119	5,224

Semiconductors — 2.2%
Advanced Micro Devices, Inc. *	459	5,995
Altera Corp. *	304	6,077
Analog Devices, Inc.	300	10,347
Applied Materials, Inc.	1,174	21,508
Broadcom Corp. — Class A *	398	12,764
Intel Corp.	4,857	92,914
KLA-Tencor Corp.	169	9,011
Linear Technology Corp.	257	8,119
Maxim Integrated Products, Inc.	273	8,026
Micron Technology, Inc. *	625	7,550
National Semiconductor Corp.	253	6,107
Novellus Systems, Inc. *	105	3,362
NVIDIA Corp. *	298	8,576
Texas Instruments, Inc.	1,288	38,769
Xilinx, Inc.	289	7,436

		246,561

Staffing — 0.0%
Robert Half International, Inc.	144	5,329

Steel — 0.3%
Allegheny Technologies, Inc.	86	9,175
Nucor Corp.	260	16,934
United States Steel Corp.	104	10,314

		36,423

Telecommunications — 4.0%
ALLTEL Corp.	326	20,212
AT&T, Inc.	5,286	208,427
Avaya, Inc. *	385	4,547
CenturyTel, Inc.	97	4,383
Citizens Communications Co.	272	4,066
Corning, Inc. *	1,331	30,267
Embarq Corp.	126	7,100
Qwest Communications International, Inc. *	1,341	12,056
Sprint Nextel Corp.	2,510	47,590
Tellabs, Inc. *	372	3,683
Verizon Communications, Inc.	2,445	92,714
Windstream Corp.	399	5,861

		440,906

	Shares	Value
Tobacco — 1.6%
Altria Group, Inc.	1,766	155,073
Reynolds American, Inc.	136	8,488
UST, Inc.	136	7,885

		171,446

Tools - Hand Held — 0.1%
Black & Decker Corp.	57	4,652
Stanley Works	69	3,820

		8,472

Toys — 0.1%
Hasbro, Inc.	137	3,921
Mattel, Inc.	320	8,822

		12,743

Transportation Services — 0.8%
FedEx Corp.	261	28,039
United Parcel Service, Inc. — Class B	913	64,002

		92,041

Utilities - Electric — 3.4%
AES Corp. *	560	12,051
Allegheny Energy, Inc. *	139	6,830
Ameren Corp.	174	8,752
American Electric Power Company, Inc.	331	16,136
CenterPoint Energy, Inc.	264	4,736
CONSOL Energy, Inc.	155	6,065
Consolidated Edison, Inc.	209	10,672
Constellation Energy Group	152	13,216
Dominion Resources, Inc.	298	26,454
DTE Energy Co.	149	7,137
Duke Energy Corp.	1,053	21,365
Edison International	276	13,560
Entergy Corp.	176	18,466
Exelon Corp.	565	38,822
FirstEnergy Corp.	277	18,348
FPL Group, Inc.	341	20,859
NiSource, Inc.	232	5,670
Peabody Energy Corp.	224	9,014
PG&E Corp.	294	14,191
Pinnacle West Capital Corp.	85	4,101
PPL Corp.	321	13,129
Progress Energy, Inc.	215	10,845
Public Service Enterprise Group, Inc.	212	17,604
Southern Co.	625	22,906
TXU Corp.	389	24,936
Xcel Energy, Inc.	343	8,469

		374,334

Utilities - Natural Gas — 0.2%
KeySpan Corp.	148	6,090
Sempra Energy	221	13,483

		19,573

Web Portals/ISP — 1.1%
Google, Inc. — Class A *	181	82,927
Yahoo!, Inc. *	1,046	32,729

		115,656

Wireless Communications — 0.9%
Motorola, Inc.	2,075	36,665
QUALCOMM, Inc.	1,395	59,511

		96,176

Total Common Stocks (Cost $9,851,448)		10,615,966

Short-Term Investments — 3.2%

	Shares	Value
Money Market Mutual Fund — 3.2%
Huntington Money Market Fund	347,389	347,389

Total Short-Term Investments (Cost $347,389)		347,389

Total Investments (Cost $10,198,837) (a) — 99.7%		$10,963,355

Percentages indicated are based on net assets as of March 31, 2007.

*	Represents non-income producing securities.

(a)	Represents cost for financial reporting and is substantially the same for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,051,487
Unrealized depreciation	(287,109)

Net unrealized appreciation	764,378

See notes to schedule of portfolio investments.

Free Enterprise Action Fund
Notes to Schedule of Portfolio Investments
March 31, 2007
(Unaudited)
Significant Accounting Policies—The following is a summary of significant policies followed by the Fund in the preparation of its schedule of portfolio investments. The policies are in conformity with accounting principles generally accepted accounting principles (“GAAP”) of the United States of America. The preparation of the schedule of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation—Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market makers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the NASDAQ Official Closing Price instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the New York Stock Exchange is closed and an investor is unable to purchase or redeem shares. Shares of investment companies are valued on a basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.
All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of the Fund’s net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of the Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.
Securities Transactions and Related Income—Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.
Options—The Fund may purchase put and call options on securities. The Fund may write put or call options. This means that the Fund will only write a call option on a security which it already owns. Such options must be recognized U.S. exchanges and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which are not expected to make a major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.
A call option gives the purchaser the right to buy, and the writer the obligation to sell the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.

Transactions in written options for the period ended March 31, 2007 were as follows:

	Number of
	Contracts	Premiums Received
	400	25,400
Options at beginning of period
Options written
Options terminated in closing purchase transactions	400	25,400
Options expired
Options exercised

Options outstanding at March 31, 2007	—	$—

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date May 25, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date May 25, 2007

By (Signature and Title)	/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date May 25, 2007